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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/11
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Harvest Fund Advisors LLC
                 ------------------------------------
   Address:      100 West Lancaster Avenue, Suite 200
                 ------------------------------------
                 Wayne PA 19087
                 ------------------------------------

Form 13F File Number: 028-13436
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Harvest Fund Advisors LLC
         -------------------------------
Name:    Anthony J. Merhige
         -------------------------------
Title:   COO & General Counsel
         -------------------------------
Phone:   (610) 341-9700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Anthony J. Merhige             Wayne, PA       November 14, 2011
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 41
                                        --------------------

Form 13F Information Table Value Total: $470,705
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

HARVEST FUND ADVISORS LLC FORM 13F INFORMATION TABLE

                                                                                                           VOTING AUTHORITY
                                                                MARKET            INVESTMENT  OTHER     ----------------------
           NAME OF ISSUER          TITLE OF CLASS    CUSIP   VALUE (000s) SHARES  DISCRETION MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------
ALLIANCE HOLDINGS GP LP             COM UNITS LP   01861G100         5601  127323    Sole           0     127323      0      0
AMERIGAS PARTNERS-LP                 UNIT LP INT   030975106          625   14200    Sole           0      14200      0      0
ATLAS PIPELINE PARTNERS LP           UNIT LP INT   049392103          691   23137    Sole           0      23137      0      0
BLUEKNIGHT ENERGY PARTNERS LP       COM UNITS LP   09625U109         1495  239218    Sole           0     239218      0      0
BREITBURN ENERGY PARTNERS LP       COM UT LTD PTN  106776107         3041  174756    Sole           0     174756      0      0
BUCKEYE PARTNERS LP                UNIT LTD PARTN  118230101        32758  524048    Sole           0     524048      0      0
CROSSTEX ENERGY LP                       COM       22765U102        12569  774893    Sole           0     774893      0      0
DCP MIDSTREAM PARTNERS LP          COM UT LTD PTN  23311P100         3641   90978    Sole           0      90978      0      0
EAGLE ROCK ENERGY PARTNERS              UNIT       26985R104        17692 1822014    Sole           0    1822014      0      0
EL PASO PIPELINE PARTNERS LP        COM UNIT LPI   283702108        34903  984025    Sole           0     984025      0      0
ENBRIDGE ENERGY PARTNERS LP              COM       29250R106        24788  902378    Sole           0     902378      0      0
ENCORE ENERGY PARTNERS-LP             COM UNIT     29257A106          265   14152    Sole           0      14152      0      0
ENERGY TRANSFER EQUITY LP          COM UT LTD PTN  29273V100         1988   57147    Sole           0      57147      0      0
ENTERPRISE PRODUCTS PARTNERS L           COM       293792107        62371 1553461    Sole           0    1553461      0      0
EV ENERGY PARTNERS LP                 COM UNITS    26926V107        14211  198252    Sole           0     198252      0      0
GENESIS ENERGY LP                  UNIT LTD PARTN  371927104          424   17500    Sole           0      17500      0      0
HOLLY ENERGY PARTNERS LP           COM UT LTD PTN  435763107         5520  112209    Sole           0     112209      0      0
INERGY LP                           UNIT LTD PTNR  456615103          868   34683    Sole           0      34683      0      0
KINDER MORGAN INC DEL                    COM       49456B101        11608  448349    Sole           0     448349      0      0
KINDER MORGAN MANAGEMENT LLC             SHS       49455U100        33743  574935    Sole           0     574935      0      0
LEGACY RESERVES LP                   UNIT LP INT   524707304          481   18519    Sole           0      18519      0      0
LINN ENERGY LLC                     UNIT LTD LIAB  536020100          410   11487    Sole           0      11487      0      0
MAGELLAN MIDSTREAM PARTNERS LP     COM UNIT RP LP  559080106         3045   50411    Sole           0      50411      0      0
MARKWEST ENERGY PARTNERS LP        UT LTD PARTNER  570759100        22337  486116    Sole           0     486116      0      0
NUSTAR GP HOLDINGS LLC             UNIT RESTG LLC  67059L102          404   13166    Sole           0      13166      0      0
OILTANKING PARTNERS LP                UNIT LTD     678049107        14672  614143    Sole           0     614143      0      0
ONEOK PARTNERS LP                  UNIT LTD PARTN  68268N103          791   16962    Sole           0      16962      0      0
PLAINS ALL AMER PIPELINE LP        UNIT LTD PARTN  726503105        30566  518779    Sole           0     518779      0      0
PENN VIRGINIA RESOURCE PARTNERS LP       COM       707884102        15730  672504    Sole           0     672504      0      0
REGENCY ENERGY PARTNERS LP          COM UNITS LP   75885Y107         7076  315906    Sole           0     315906      0      0
SALIENT MLP & ENERGY INFRSTR       COM SH BEN INT  79471T100          428   20200    Sole           0      20200      0      0
SPECTRA ENERGY PARTNERS LP               COM       84756N109        13614  482609    Sole           0     482609      0      0
SUBURBAN PROPANE PARTNERS LP       UNIT LTD PARTN  864482104          473   10200    Sole           0      10200      0      0
TC PIPELINES LP                    UT COM LTD PRT  87233Q108          391    8913    Sole           0       8913      0      0
TEEKAY LNG PARTNERS LP              PRTNRSP UNITS  Y8564M105        16845  541289    Sole           0     541289      0      0
TEEKAY OFFSHORE PARTNERS LP        PARTNERSHIP UN  Y8565J101        13743  559109    Sole           0     559109      0      0
TARGA RESOURCES PARTNERS LP           COM UNIT     87611X105        22669  689458    Sole           0     689458      0      0
TESORO LOGISTICS LP                  COM UNIT LP   88160T107        30047 1261406    Sole           0    1261406      0      0
WESTERN GAS PARTNERS LP            COM UNIT LP INT 958254104          726   21492    Sole           0      21492      0      0
WILLIAMS COS INC DEL                     COM       969457100         3524  144790    Sole           0     144790      0      0
WILLIAMS PARTNERS LP                 COM UNIT LP   96950F104         3931   72466    Sole           0      72466      0      0

                                                                   470705